GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Impairments
Goodwill	$ 4,769	$ 4,769
Cost
Impairments
Goodwill	12,211
Accumulated impairment losses
Impairments
Goodwill	$ (7,442)